Convertible Notes Payable (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Convertible Notes Payable Details 1
Interest on judgment payable			$ 13,141
Interest on convertible notes	$ 2,691	$ 21,302	52,720	21,172
Interest on related party loans	600	600	2,400	1,170
Amortization of derivative discounts			551,149	578
Amortization of beneficial conversion feature		76,754	79,451	10,272
Amortization of OID		10,832	81,648	117,500
Amortization of loan origination costs		16,512	36,914	14,384
Derivative discounts	149,456	47,287
Amortization of warrants				32,973
Total interest expense	$ 152,747	$ 173,287	$ 817,423	$ 198,049